Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2016	$ 164,062		$ 58	$ 417,428	$ (8,316)	$ (244,192)		$ (916)
Net (loss) income	6,906					6,906
Foreign currency translation adjustment	1,987				1,987
Exercise of common stock options	9,181		5	9,176
Stock-based compensation	6,762			6,762
Purchase of treasury stock	(3,474)							(3,474)
Amortization of preferred stock series A issuance costs	(184)			(184)
Preferred stock Series A dividend	(3,723)			(3,723)
Ending Balance at Dec. 31, 2017	181,517	$ 872	63	429,459	(6,329)	(237,286)	$ 872	(4,390)
Net (loss) income	(3,123)					(3,123)
Foreign currency translation adjustment	(941)				(941)
Exercise of common stock options	1,243		1	1,242
Stock-based compensation	4,745			4,745
Purchase of treasury stock	(479)							(479)
Amortization of preferred stock series A issuance costs	(183)			(183)
Preferred stock Series A dividend	(2,120)			(2,120)
Ending Balance at Dec. 31, 2018	181,531		64	433,143	(7,270)	(239,537)		(4,869)
Net (loss) income	(9,351)
Beginning Balance at Dec. 31, 2018	181,531		64	433,143	(7,270)	(239,537)		(4,869)
Beginning Balance at Dec. 31, 2018	181,531		64	433,143	(7,270)	(239,537)		(4,869)
Beginning Balance at Dec. 31, 2018	181,531		64	433,143	(7,270)	(239,537)		(4,869)
Net (loss) income	(211,642)					(211,642)
Foreign currency translation adjustment	(359)				(359)
Exercise of common stock options	395			395
Equity instruments issued in connection with Paradigm Spine acquisition—net of fees	60,730		11	60,719
Stock-based compensation	4,367			4,367
Purchase of treasury stock	(272)							(272)
Amortization of preferred stock series A issuance costs	(186)			(186)
Ending Balance at Dec. 31, 2019	34,564		75	498,438	(7,629)	(451,179)		(5,141)
Net (loss) income	188
Net (loss) income	(5,138)
Net (loss) income	(197,341)
Ending Balance at Dec. 31, 2019	$ 34,564		$ 75	$ 498,438	$ (7,629)	$ (451,179)		$ (5,141)